Debt (Details) - USD ($)			1 Months Ended	12 Months Ended
	Dec. 10, 2015	Feb. 12, 2015	Dec. 22, 2015	Dec. 31, 2015	Dec. 31, 2014	Oct. 31, 2014
Debt (Textual)
Convertible promissory notes				$ 200,274
Maturity date				Dec. 29, 2015
Amount loaned by officer to company				$ 25,000
Adar Bays [Member]
Debt (Textual)
Convertible promissory notes			$ 220,000
Original issue discount rate			10.00%
Unamortized debt issuance costs				9,863
Interest rate percentage			8.00%
Common stock, conversion features			The Notes bear interest at the rate of 8% per annum and may be converted by Adar Bays at any time after the date which is six months of the date of issuance into shares of Company common stock at a conversion price equal to 60% of the market price.
Debt issuance cost fair value				10,000
Amortized total debt issuance cost				137
Outstanding balance				100,137
Union Capital [Member]
Debt (Textual)
Convertible promissory notes			$ 220,000
Original issue discount rate			10.00%
Unamortized debt issuance costs				9,863
Interest rate percentage			8.00%
Common stock, conversion features			The Notes bear interest at the rate of 8% per annum; are due and payable on December 21, 2017; and may be converted by Union Capital at any time after the date which is six months of the date of issuance into shares of Company common stock at a conversion price equal to 60% of the market price.
Debt issuance cost fair value				10,000
Amortized total debt issuance cost				137
Outstanding balance				100,137
Kodiak Capital Group, LLC [Member]
Debt (Textual)
Convertible promissory notes	$ 60,000
Unamortized debt issuance costs				9,426
purchase price of note	$ 50,000
Interest rate percentage	12.00%
Common stock, conversion features	The Note may be converted by Kodiak at any time after 180 days of the date of issuance into shares of Company common stock at a conversion price equal to 50% of the market price.
Conversion price	$ 50
Original issue discount amount	$ 10,000,000
Amortized total debt issuance cost				574
Outstanding balance				$ 50,574
YCIG, Inc [Member]
Debt (Textual)
Maturity date	Sep. 29, 2018
Interest rate percentage	12.00%
Loans received from YCIG under loan agreement	$ 175,000
Increased to amount at the discretion	$ 250,000
Convertible Notes Payable [Member]
Debt (Textual)
Convertible promissory notes						$ 2,000,000
Original issue discount rate				8.00%
Maturity date				Jun. 30, 2015
Notes entitled to receive warrants to purchase of common stock				2,336,828
Exercise price				$ 1.10
Fair value of warrants amount				$ 187,288
Converted into Series B convertible preferred stock, Amount		$ 2,500,000
Accrued interest		$ 2,070,072
Converted into Series B convertible preferred stock, Shares		1,881,884
Unamortized debt issuance costs				393,008
Debt issuance cost fair value				$ 10,000
Promissory Notes One [Member] | Adar Bays [Member]
Debt (Textual)
Convertible promissory notes			$ 110,000
purchase price of note			100,000
Promissory Notes One [Member] | Union Capital [Member]
Debt (Textual)
Convertible promissory notes			110,000
purchase price of note			100,000
Promissory Notes Two [Member] | Adar Bays [Member]
Debt (Textual)
Convertible promissory notes			110,000
purchase price of note			100,000
Collateralized secured note issued			100,000
Promissory Notes Two [Member] | Union Capital [Member]
Debt (Textual)
Convertible promissory notes			110,000
purchase price of note			100,000
Collateralized secured note issued			$ 100,000